NOTE 20: EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
EQUITY
a)	Authorized share capital

Unlimited number of common shares without nominal or par value. At December 31, 2020, there were 283,811,903 issued and outstanding common shares (December 31, 2019 – 137,697,430). The Company does not currently pay dividends and entitlement will only arise upon declaration.

b)	Issued – common shares

During the year ended December 31, 2018, the Company completed the following transactions:

i.	On April 19, 2018, as part of the Transaction (note 4), the common shares of Adira were consolidated at a ratio of 20:1. In addition, the Company issued 2,544,075 common shares at a fair value of C$0.31 ($0.24) per share for purchase consideration of $614,415.

ii.	On April 23, 2018, pursuant to the conversion of convertible debentures with a face value of $2,089,495, the Company issued 11,373,368 common shares and 11,373,368 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.30 (C$0.39) per share for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $298,247 and the debt was valued at $2,014,197. Consideration of $1,306,894 was recorded to warrant liability and the residual amount of $1,005,550 was recorded to issued capital.

iii.	On April 23, 2018, pursuant to the conversion of $50,000 in promissory notes payable, the Company issued 268,817 common shares and 268,817 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.30 (C$0.39) per share for a period of two years following the closing date of the conversion. Consideration of $30,822 was recorded to warrant liability and the residual amount of $19,178 was recorded to issued capital.

iv.	On April 23, 2018, pursuant to a shareholder rights offering financing, the Company issued 8,443,473 common shares at a price of $0.24 (C$0.31) per share for gross proceeds of $2,020,357 (C$2,617,477).

v.	On June 11, 2018, pursuant to a marketing services agreement, the Company issued 2,000,000 units at a fair value of $0.24 (C$0.31) per unit for total fair value consideration of $477,180 (C$620,000). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of C$0.36 ($0.28) per share for a period of two years following the closing date of the financing. Consideration of $287,961 was recorded to warrant liability and the residual amount of $189,219 was recorded to issued capital. Subsequent to issuing the units, the Company cancelled the marketing services agreement due to non-performance of services by the marketing company. The units remained outstanding at December 31, 2018, subsequent to which the Company obtained from the holder the certificates of all 2,000,000 common shares and 2,000,000 common share purchase warrants. The Company cancelled these securities.

vi.	On June 11, 2018, pursuant to obligations under employment contract, the Company issued 2,000,000 common shares to the former CEO, for a fair value of $0.24 (C$0.31) per common share for total consideration paid to the former CEO of $477,180 (C$620,000).

vii.	On October 23, 2018, the Company converted notes payable with a face value $117,000 of the debt plus $7,389 of interest into 517,132 units (note 11(c)). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.28 (C$0.36) per share for a period of twelve months following the closing date of the conversion. Consideration of $52,433 was recorded to warrant liability and the residual amount of $137,901 was recorded to issued capital.

viii.	On October 23, 2018, pursuant to a private placement financing, the Company issued 312,903 units for $0.24 (C$0.31) per unit for gross proceeds of $71,938 (C$97,000). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.28 (C$0.36) per share for a period of twelve months following the closing date of the financing. Consideration of $12,310 was recorded to warrant liability and the residual amount of $71,938 was recorded to issued capital.

ix.	On October 23, 2018, the Company issued 423,076 common shares at a fair value of C$0.29 ($0.22) per common share for services received for total fair value consideration of $92,856 (C$120,000).

x.	On October 23, 2018, pursuant to restructuring, the Company issued 1,204,851 common shares for $0.18 (C$0.23) per common share.

xi.	On December 14, 2018, pursuant to the conversion of 422,678 units of convertible debentures with a face value of $57,980 (C$75,060), the Company issued 422,678 common shares and 422,678 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.14 (C$0.19) per share for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $nil and the debt was valued at $18,990. Consideration of $14,177 was recorded to warrant liability and the residual amount of $4,813 was recorded to issued capital.

During the year ended December 31, 2019, the Company completed the following transactions:

i.	On January 17, 2019, the Company cancelled 422,678 common shares, which had been issued for $0.14 (C$0.18) per common share and issued 417,000 common shares at a fair value of $0.14 (C$0.18) per common share.

ii.	On March 3, 2019, pursuant to the termination agreement with the former CEO, the Company cancelled 2,000,000 common shares. An additional 651,875 common shares were cancelled in error and reissued on March 11, 2020.

iii.	On March 8, 2019, pursuant to a service agreement, the Company issued 1,500,000 common shares at a fair value of $0.17 (C$0.23) per common share for total fair value consideration of $257,041 as settlement of accounts payable in the amount of $257,041 (C$347,500).

iv.	On March 22, 2019, pursuant to the exercise of 422,678 common share purchase warrants and late charges, the Company issued 431,075 common shares for $0.14 (C$0.19) per common share.

v.	On April 2, 2019, pursuant to a private placement financing, the Company issued 21,115,000 units for $0.07 (C$0.10) per unit for gross proceeds of $1,583,189 (C$2,115,000) comprised of cash of $1,396,105 (C$1,865,000) and the settlement of notes payable in the amount of $184,291 (C$250,000). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.12 (C$0.16) per share for a period of twelve months following the closing date of the financing. Share issue costs included cash payments of $63,324 (C$84,499) and the issuance of 363,900 share purchase warrants valued at $26,229 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.13 (C$0.175); 100% volatility; risk-free interest rate of 1.57%; and an expected dividend yield of 0%. Consideration of $1,951,030 was recorded to warrant liability and the residual amount of $63,127 was recorded to issued capital.

vi.	On April 30, 2019, pursuant to the acquisition of Sun Valley, the Company issued 22,409,425 common shares at a fair value of $0.136 (C$0.18) per common share. Of the common shares issued 14,705,882 were Escrow Shares of which 2,450,978 were released during the year ended December 31 2019. As at December 31, 2020, there were 7,352,943 Escrow shares remaining.

vii.	On May 3, 2019, pursuant to a private placement financing, the Company issued 5,762,500 units for $0.07 (C$0.10) per unit for gross proceeds of $429,109 (C$576,250).Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.12 (C$0.16) per share for a period of twelve months following the closing date of the financing (note 16). Share issue costs included cash payments of $24,928 (C$33,428) and the issuance of 217,950 share purchase warrants valued at $18,870 using the Black-Scholes option pricing model with the following assumptions: a one year expected average life, share price of $0.15 (C$0.20); 100% volatility; risk-free interest rate of 1.67%; and an expected dividend yield of 0%.

viii.	On May 3, 2019, pursuant to the terms on the private placement financing, the Company issued 96,000 common shares to agents for a fair value of $0.15 (C$0.20) per common share for consideration of $14,298 (C$19,200). The amount is included issued capital.

ix.	On May 3, 2019, pursuant to the terms on the debenture financing, the Company issued 40,000 common shares to agents for a fair value of $0.15 (C$0.20) per common share, based on share price on the issuance date, for consideration of $5,957 (C$8,000). The amount is included in issued capital.

x.	On June 17, 2019, pursuant to obligations under an employment contract, the Company issued 7,000,000 common shares to the CEO, for a fair value of $0.10 (C$0.14) per common share for total consideration paid to the CEO of $730,982 (C$980,000). Of the 7,000,000 common shares, 2,000,000 common shares vested immediately, and the remaining 5,000,000 common shares are held in escrow and vest quarterly with 416,666 common shares vesting each quarter commencing on September 17, 2019. The common shares are subject to a four-month holding period from the date of vesting. As at December 31, 2020, of the 5,000,000 shares initially held in escrow, a total of 2,499,996 common shares had vested (December 31, 2019 – 833,332). In connection with the vesting of these shares, the Company recorded $174,463 in professional fees for the year ended December 31, 2020 (December 31, 2019 - $86,594).

xi.	On June 17, 2019, pursuant to obligations under a consulting agreement, the Company issued 400,000 common shares to the CIO, for a fair value of $0.10 (C$0.14) per common share for total consideration paid to the CIO of $41,770 (C$56,000). The 400,000 common shares are held in escrow and vest quarterly with 44,400 common shares vesting each quarter commencing September 17, 2019. As at December 31, 2020, of the 400,000 shares initially held in escrow, a total of 266,640 common shares had vested (December 31, 2019 – 88,880). In connection with the vesting of these shares, the Company recorded $18,562 in professional fees for the year ended December 31, 2020 (December 31, 2019 – $9,281)

xii.	On July 3, 2019, the Company cancelled 2,000,000 common shares with a fair value of $0.09 ($0.12) per common share. The common shares were reacquired and cancelled as the Company cancelled the marketing services agreement, pursuant to which the common shares and warrants were originally issued, due to non-performance of services by the marketing company.

xiii.	On July 22, 2019, pursuant to the conversion of convertible debentures with a face value of $83,063 (C$110,000) and accrued interest of C$1,529 (C$2,025), the Company issued 1,018,245 common shares and 1,018,245 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of C$0.16 ($0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $48,657 and the debt was valued at $nil. Consideration of $42,749 was recorded to warrant liability and the residual amount of $5,908 was recorded to issued capital.

xiv.	On July 30, 2019, the Company issued 75,000 common shares at a fair value of $0.02 (C$0.03) per common share for consideration received from a June 16, 2016 subscription agreement.

xv.	On July 30, 2019, the Company issued 1,409,938 common shares at a fair value of $0.13 (C$0.175) per common share for services received for total fair value consideration of $186,466 (C$246,700) as settlement of accounts payable in the amount of $198,591 (C$258,019) resulting in a gain on debt settlement of $12,125.

xvi.	On July 30, 2019, the Company issued 276,923 common shares at a fair value of $0.10 (C$0.13) per common share for services received for total fair value consideration of $27,697 (C$36,471) as settlement of accounts payable in the amount of $24,692 (C$36,000) resulting in a gain on debt settlement of $3,005.

xvii.	On August 12, 2019, pursuant to the conversion of convertible debentures with a face value of $75,512 (C$100,000) and accrued interest of $1,651 (C$2,186), the Company issued 928,817 common shares and 928,817 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $44,898 and the debt was valued at $nil. Consideration of $33,745 was recorded to warrant liability and the residual amount of $11,153 was recorded to issued capital.

xviii.	On August 19, 2019, pursuant to the conversion of convertible debentures with a face value of $75,512 (C$100,000) and accrued interest of $1,738 (C$2,301), the Company issued 929,864 common shares and 929,864 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $51,413 and the debt was valued at $nil. Consideration of $28,973 was recorded to warrant liability and the residual amount of $22,440 was recorded to issued capital.

xix.	On August 26, 2019, pursuant to the conversion of convertible debentures with a face value of $75,512 (C$100,000), the Company issued 909,090 common shares and 909,090 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $39,892 and the debt was valued at $nil. Consideration of $23,992 was recorded to warrant liability and the residual amount of $15,900 was recorded to issued capital.

xx.	On September 13, 2019, pursuant to the conversion of convertible debentures with a face value of $8,306 (C$11,000) and accrued interest of C$225 ($298), the Company issued 102,696 common shares and 102,696 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.16 (C$0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $2,206 and the debt was valued at $nil. Consideration of $1,800 was recorded to warrant liability and the residual amount of $406 was recorded to issued capital.

xxi.	On September 30, 2019, pursuant to the conversion of convertible debentures with a face value of $8,306 (C$11,000) and accrued interest of $249 (C$329), the Company issued 102,812 common shares and 102,812 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of C$0.16 ($0.12) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $2,669 and the debt was valued at $nil. Consideration of $2,479 was recorded to warrant liability and the residual amount of $190 was recorded to issued capital.

During the year ended December 31, 2020, the Company completed the following transactions:

Shares issued to former CEO

i.	On March 11, 2020, pursuant to the incorrect cancellation of common shares of the former CEO, the Company issued 651,875 common shares.

Shares issued on private placement

ii.	On April 16, 2020, pursuant to a private placement financing, the Company issued 16,325,000 units for $0.03 (C$0.04) per unit for gross proceeds of $462,400 (C$653,000) comprised of cash of $219,300 (C$313,000) and the settlement of accounts payable in the amount of $243,100 (C$340,000). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.07 (C$0.10) per share for a period of twenty-four months following the closing date of the financing (note 13). Share issue costs included cash payments of $1,714 (C$2,400) ($1,026 of which was allocated to the warrant liability and recorded in the P&L) and the issuance of 60,000 share purchase warrants valued at $1,017 using the Black-Scholes option pricing model with the following assumptions: a two year expected average life, share price of $0.04 (C$0.05); 100% volatility; risk-free interest rate of 0.34%; and an expected dividend yield of 0%. Consideration of $276,809 was recorded to warrant liability and the residual amount of $185,590 was recorded to issued capital.

iii.	On July 15, 2020, pursuant to a private placement financing, the Company issued 14,417,334 units for $0.04 (C$0.05) per unit for gross proceeds of $532,280 (C$720,867) comprised of cash of $335,352 (C$454,167) and the settlement of accounts payable in the amount of $196,928 (C$266,700). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of twenty-four months following the closing date of the financing (note 13). Share issue costs included cash payments of $3,553 (C$4,800) ($1,518 of which was allocated to the warrant liability and recorded in the P&L) and the issuance of 96,000 share purchase warrants valued at $1,509 using the Black-Scholes option pricing model with the following assumptions: a two year expected average life, share price of $0.04 (C$0.06); 100% volatility; risk-free interest rate of 0.24%; and an expected dividend yield of 0%. Consideration of $227,402 was recorded to warrant liability and the residual amount of $304,878 was recorded to issued capital.

iv.	On October 27, 2020, pursuant to a private placement financing, the Company issued 1,500,000 units for $0.04 (C$0.05) per unit for gross proceeds of $56,974 (C$75,000). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of twenty-four months. Of gross proceeds, $32,956 was allocated to share capital and $24,698 was allocated to warrant liability.

v.	On November 9, 2020, pursuant to a private placement financing, the Company issued 23,067,131 units for $0.04 (C$0.05) per unit for gross proceeds of $889,250 (C$1,153,357). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) per share for a period of twenty-four months ($42,403 of share issuance costs which was allocated to the warrant liability and recorded in the P&L). Of gross proceeds, $506,801 was allocated to share capital and $382,449 was allocated to warrant liability.

Shares issued on debt settlement

vi.	On January 23, 2020, the Company issued 4,800,000 common shares for $0.03 (C$0.045) per common share for total fair value consideration of $164,346 (C$216,000) as settlement of accounts payable in the amount of $182,607 (C$240,000) resulting in a gain on debt settlement of $18,261.

vii.	On May 7, 2020, the Company issued 347,142 common shares for $0.06 (C$0.08) per common share for total fair value consideration of $19,812 (C$27,767) as settlement of accounts payable in the amount of $23,189 (C$32,500) resulting in a gain on debt settlement of $4,538.

viii.	On May 20, 2020, the Company issued 694,444 common shares for $0.05 (C$0.07) per common share for total fair value consideration of $34,992 (C$48,611) as settlement of accounts payable in the amount of $17,996 (C$25,000) resulting in a gain on debt settlement of $500.

Vesting of escrow shares

ix.	For the year ended December 31, 2020, the Company recognized $193,025 in connection with the vesting of escrow shares as discussed in note 20(b).

Shares issued for services

x.	On February 11, 2020, the Company issued 4,000,000 common shares for $0.03 (C$0.035) per common share for total fair value consideration of $190,110 (C$252,276) for marketing services.

xi.	On September 22, 2020, the Company issued 2,500,000 common shares for $0.03 (C$0.04) per common share for total fair value consideration of $135,529 (C$191,015) for marketing services.

xii.	On September 23, 2020, the Company issued 3,000,000 common shares for $0.03 (C$0.04) per common share for total fair value consideration of $161,715 (C$214,237) as settlement of accounts payable in the amount of $184,173 (C$244,103) resulting in a gain on debt settlement of $22,458.

Shares issued on conversion of debentures

xiii.	On April 2, 2020, pursuant to the conversion of convertible debentures with a face value of $268,554 (C$367,500) and accrued interest of $16,113 (C$22,050), the Company issued 3,541,366 common shares and 3,541,366 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.07 (C$0.10) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $nil and the debt was valued at $276,478. Consideration of $24,607 was recorded to warrant liability and the residual amount of $251,871 was recorded to issued capital.

xiv.	On April 8, 2020, pursuant to the conversion of convertible debentures with a face value of $147,691 (C$207,270) and accrued interest of $8,254 (C$11,584), the Company issued 1,989,588 common shares and 1,989,588 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.07 (C$0.10) for a period of two years following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $nil and the debt was valued at $78,213. Consideration of $21,981 was recorded to warrant liability and the residual amount of $56,232 was recorded to issued capital.

xv.	On May 7, 2020, pursuant to the conversion of convertible debentures with a face value of $356,720 (C$500,000) and accrued interest of $42,180 (C$56,376), the Company issued 6,129,030 common shares and 6,129,030 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.09 (C$0.12) for a period of one year following the closing date of the conversion. At the date of the conversion, the conversion feature was valued at $nil and the debt was valued at $417,815. Consideration of $104,565 was recorded to warrant liability and the residual amount of $313,250 was recorded to issued capital.

Obligation to issue shares

xvi.	On May 20, 2020, pursuant to the issuance of a promissory note payable in the amount of $188,765 (C$250,000), the Company settled its obligation to issues 150,000 common shares.

Exercise of options

xvii.	On November 3, 2020, the CEO of the Company exercised 7,000,000 stock options with an exercise price of $0.11 (C$0.14) resulting in the issuance of 7,000,000 common shares. The proceeds of $745,531 (C$980,000) for the options was not received by December 31, 2020 and the Company recorded a share subscriptions receivable against the freely trading common shares.

xviii.	On December 8, 2020, 300,000 options with an exercise price of $0.04 (C$0.05) were exercised for proceeds of $11,718 (C$15,000) resulting in the issuance of 300,000 common shares. Upon exercise, $4,047 was transferred from contributed surplus to equity.

xix.	On December 14, 2020, 83,333 options with an exercise price of $0.08 (C$0.10) were exercised for proceeds of $6,527 (C$8,333) resulting in the issuance of 83,333 common shares. Upon exercise, $137 was transferred from contributed surplus to equity.

xx.	On December 21, 2020, 200,000 options with an exercise price of $0.20 (C$0.26) were exercised for proceeds of $40,416 (C$52,000) resulting in the issuance of 200,000 common shares. Upon exercise, $32,125 was transferred from contributed surplus to equity.

Exercise of warrants

During the year ended December 31, 2020, the Company issued common shares as a result of warrant exercises as follows:

Issue date	Number of warrants exercise and shares issued	Weighted average exercise price ($C)	Weighted average exercise price	Cash received	Warrant liability transferred to share capital	Share capital
December 8, 2020	1,000,000	0.12	0.0937	93,691	121,464	215,156
December 8, 2020	909,090	0.16	0.1249	113,565	97,647	211,212
December 9, 2020	9,125,000	0.10	0.0781	712,724	958,652	1,671,375
December 9, 2020	7,364,515	0.12	0.0937	690,262	675,387	1,365,648
December 9, 2020	5,512,264	0.16	0.1250	688,872	308,191	997,063
December 10, 2020	2,000,000	0.10	0.0785	157,060	267,897	424,957
December 10, 2020	4,736,634	0.12	0.0942	446,361	607,619	1,053,980
December 10, 2020	5,828,618	0.16	0.1256	732,353	484,975	1,217,328
December 10, 2020	431,075	0.19	0.1492	64,319	20,324	84,643
December 14, 2020	2,064,515	0.12	0.0941	194,201	407,762	601,963
December 14, 2020	2,192,728	0.16	0.1254	275,015	367,169	642,184
December 15, 2020	5,300,000	0.16	0.1258	666,562	672,239	1,338,801
December 17, 2020	2,063,637	0.16	0.1258	259,618	194,262	453,880
December 22, 2020	1,700,000	0.16	0.1240	210,722	187,746	398,468
December 28, 2020	61,950	0.16	0.1249	7,740	5,364	13,104
Total	50,290,026	0.13	0.1056	5,313,064	5,376,697	10,689,762

Acquisition of Lawrence Park & Atkinson

On December 31, 2020, as part of the consideration in the acquisition of Lawrence Park & Atkinson (note 7), the Company issued 5,128,204 common shares with a fair value of $1,147,925.

c)	Share options

The Company has an incentive share option plan (“the plan”) in place under which it is authorized to grant share options to executive officers, directors, employees and consultants. The plan allows the Company to grant share options up to a maximum of 10.0% of the number of issued shares of the Company.

Share option transactions and the number of share options outstanding during the years ended December 31, 2020 and 2019, are summarized as follows:

	Number of share options	Weighted average exercise price ($C)
Outstanding, December 31, 2017	3,300,000	0.10
Granted	4,300,000	0.37
Outstanding, December 31, 2018	7,600,000	0.25
Cancelled	(4,850,000)	0.27
Granted	7,700,000	0.14
Outstanding, December 31, 2019	10,450,000	0.16
Granted	6,967,761	0.07
Exercised	(7,583,333)	0.14
Outstanding, December 31, 2020	9,834,428	0.08
Exercisable, December 31, 2020	9,084,428	0.08

Share options outstanding and exercisable at December 31, 2020, are as follows:

Exercise price (C$)	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options outstanding	Number of options exercisable
0.10	0.10	2.68	2,316,667	2,316,667
0.02	0.02	2.40	900,000	900,000
0.26	0.26	2.80	250,000	250,000
0.14	0.14	1.46	700,000	700,000
0.05	0.05	2.49	2,749,666	2,374,666
0.08	0.08	0.79	1,500,000	1,500,000
0.06	0.06	4.54	1,150,000	775,000
0.21	0.21	4.98	18,095	18,095
0.12	0.12	0.23	250,000	250,000
Total			9,834,428	9,084,428

The fair value of share options recognized as an expense during the year ended December 31, 2020, was $323,799 (year ended December 31, 2019 - $608,944, year ended December 31, 2018 - $892,417). The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2020, 2019 and 2018:

		Years ended December 31,
	2020	2019	2018
Risk-free interest rate	0.20%-1.57%	1.34%	2.19%-2.37%
Expected life	1 - 5 years	3 - 5 years	5 years
Expected volatility	100%	100.0%	100.0%
Forfeiture rate	0.0%	0.0%	0.0%
Dividend rate	0.0%	0.0%	0.0%

The risk-free rate of periods within the expected life of the share options is based on the Canadian government bond rate. The annualized volatility and forfeiture rate assumptions are based on historical results.

d)	Agent share purchase warrants

Agent share purchase warrant transactions and the number of agent share purchase warrants outstanding and exercisable during the years ended December 31, 2020, 2019, and 2018 are summarized as follows:

	Number of agent share purchase warrants	Weighted average exercise price ($C)
Outstanding, December 31, 2017	-	-
Granted	627,378	0.31
Outstanding, December 31, 2018	627,378	0.31
Granted	877,440	0.16
Outstanding, December 31, 2019	1,504,818	0.24
Granted	1,916,000	0.12
Exercised	(489,850)	0.16
Expired	(627,068)	0.31
Outstanding, December 31, 2020	2,303,900	0.13

The following table summarizes the agent share purchase warrants outstanding and exercisable as at December 31, 2020:

Expiry date	Number of warrants	Weighted average exercise price ($C)	Weighted average remaining life (in years)
April 2, 2021	363,900	0.16	0.25
May 3, 2021	60,000	0.16	0.34
April 16, 2022	60,000	0.10	1.29
July 15, 2022	60,000	0.12	1.54
November 9, 2022	1,760,000	0.12	1.86
	2,303,900	0.13	1.54

The fair value of agent share purchase warrants recognized in warrant reserve during the year ended December 31, 2020, was $49,782 (year ended December 31, 2019 - $66,405 and 2018 - $80,280). The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2020, 2019, and 2018:

		Years ended December 31,
	2020	2019	2018
Risk-free interest rate	0.24% - 0.34%	1.56 – 1.67%	1.87%
Expected life	2 years	2 years	2 years
Expected volatility	100%	100.0%	100.0%
Forfeiture rate	0.0%	0.0%	0.0%
Dividend rate	0.0%	0.0%	0.0%